Long-Term Investments - Schedule of Long-term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Long-term Investments and Receivables, Net [Abstract]
Equity method investments	$ 4,866		$ 7,604		$ 7,853	$ 8,150
Other	1,276
Total investments in related parties	6,142	[1]	7,604	[1]
Available-for-sale securities	39		374
Cost method investments	2,812		8,393
Other	1,209		6,020
Total other long-term investments	4,060	[1]	14,787	[1]
Total long-term investments	$ 10,202		$ 22,391

[1]	See Note 9